Condensed Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 1,010	$ 1,284	$ 7,773	$ 1,316	$ 5,207
Cost of revenues	(1,043)	(883)	(5,191)	(894)	(3,818)
Gross profit (loss)	(33)	401	2,582	422	1,389
Research and development expenses	(166)	(9,086)	(685)	(9,655)	(9,863)	(756)
Sales and marketing expenses	(429)	(757)	(2,387)	(2,187)	(3,058)	(667)
General and administrative expenses	(1,869)	(804)	(5,198)	(1,729)	(2,729)	(2,093)
Operating loss	(2,497)	(10,246)	(5,688)	(13,149)	(14,261)	(3,516)
Financing expenses, net	(6,875)	(7,055)	(17,360)	(11,375)	(14,312)	5,333
Share in losses of affiliated companies accounted for under equity method, net	(1,007)	(734)	(1,499)	(734)	(1,200)	(2,966)
Net loss	$ (10,379)	$ (18,035)	$ (24,547)	$ (25,258)	$ (29,773)	$ (11,815)
Basic and diluted net loss per share	$ (0.01)	$ (0.07)	$ (0.04)	$ (0.12)	$ (0.11)	$ (0.13)
Weighted average number of ordinary shares outstanding attributable to ordinary shareholders used in computation of basic and diluted net loss per share	736,939,641	257,276,039	637,916,356	210,806,186	259,176,541	92,024,188